BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Amendment to IFRS (Details) $ in Thousands	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 $ / $	Dec. 31, 2025 $ / R$	Dec. 31, 2025 $ / $	Dec. 31, 2025 $ / ₲	Dec. 31, 2025 USD ($)	Dec. 31, 2025 $ / $	Dec. 31, 2025 $ / $	Jan. 01, 2025 CLP ($)	Jan. 01, 2025 USD ($)	Jan. 01, 2025 $ / $	Jan. 01, 2025 $ / $	Jan. 01, 2025 ARS ($)	Dec. 31, 2024 CLP ($)		Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / R$	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / ₲	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / $	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / R$	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / ₲	Dec. 31, 2022 CLP ($)
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Exchange rates and value of the UF at the close		907.13	164.86	0.62	0.138		907.13	1,455								996.46	160.92	0.97	0.127	996.46	1,186.93		877.12	181.17	1.08	0.12
Exchange rate						0.62				0.84
Net investment	$ 1,196,553,848,000													$ 1,014,397,020,000								$ 920,985,414,000					$ 883,402,652,000
Official dollar
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Exchange rates and value of the UF at the close											996.46	1,032
Exchange rate									0.97
CCL dollar
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Exchange rates and value of the UF at the close											996.46	1,186.93
Exchange rate									0.84
IAS 21
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Net investment									$ 43,370,401,000
IAS 21 | Official dollar
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Net investment									332,263,829,000
IAS 21 | CCL dollar
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Net investment									288,893,428,000
Adjustment application | IAS 21
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Net investment									$ 43,370,401,000					$ (43,370,401,000)	[1]
Equity ARS | Official dollar
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Net investment													$ 344,114,442,067
Equity ARS | CCL dollar
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Net investment													$ 344,114,442,067

[1]	Corresponds to the impact of the application of Amendments to IAS 21 – Lack of Exchangeability, see Note 2.23.1.